General and Administrative Expenses (Details) - USD ($)	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Bad debt	$ 54,892	$ 113,028
Bank fees and foreign exchange	87,621	17,270	2,156
Business license and fees	42,930	35,904	19,362
Commissions			4,133
Consultants			9,088
Facility expense	184,774	215,922	123,703
Insurance	10,309	9,194
Investor relations	127,248
Legal and professional	1,550,316	898,599	525,810
Marketing and promotion	209,470	302,401	90,673
Miscellaneous	89,036	56,491
Office expense	83,509	36,535	30,845
Repairs and maintenance	18,702	4,243
Research and development	28,250	5,233
Salaries and benefits	1,938,022	791,518	200,274
Supplies	27,711	11,748
Travel	185,570	159,848	43,611
Utilities	22,315	49,952
General and administrative expenses	$ 4,660,675	$ 2,707,886	$ 1,049,655